Schedule of change in the carrying amount of goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 25,101	$ 12,130
Disposals	(1,526)
Acquisitions	3,335	12,971
Impairment expense	(26,910)
Balance		$ 25,101